Convertible Preferred Stock and Stockholders’ Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Convertible Preferred Stock and Stockholders’ Equity
Convertible Preferred Stock and Stockholders’ Equity
Common Stock
As of December 31, 2019, the Company has authorized 1,000,000,000 shares of Class A common stock with a par value of $0.0001 per share and 25,000,000 shares of Class B common stock with a par value of $0.0001 per share. Each holder of Class A and Class B common stock shall be entitled to one and ten votes, respectively, for each share held as of the record date and shall be entitled to receive dividends, when, as and if declared by the Board of Directors. Each share of Class B common stock is convertible into one share of Class A common stock at any time and will convert automatically upon certain transfers and upon the earlier of (i) the first date on which the voting power of all then outstanding shares of Class B common stock represents less than 10% of the combined voting power of all then outstanding shares of Class A common stock and Class B common stock, (ii) the date that is seven (7) years from the closing of the IPO on December 17, 2019 and (iii) the date specified by a vote of the holders of a majority of the then outstanding shares of Class B common stock, voting as a separate class. Following such conversion, each share of Class A common stock will have one vote per share and the rights of the holders of all outstanding shares of common stock will be identical. The total Class A and Class B common stock outstanding as of December 31, 2019 is 39,041,065 and 9,803,933 shares, respectively.
Convertible Preferred Stock
As of December 31, 2018, the Company had the following preferred stock outstanding (in thousands, except share and per share data):

	As of December 31, 2018
Series	Issue Date	Shares Authorized	Shares Issued and Outstanding	Carrying Amount	Aggregate Liquidation Preference	Issuance Price Per Share
Series A convertible preferred stock (“Series A”)	April and June 2010	2,690,403	2,690,403	$448	$448	$0.1667
Series A-1 convertible preferred stock (“Series A-1”)	October 2010	1,600,000	1,600,000	800	800	0.5000
Series B convertible preferred stock (“Series B”)	February 2011	6,108,000	6,108,000	9,961	9,999	1.6370
Series B-1 convertible preferred stock (“Series B-1”)	June 2014	2,492,570	2,449,700	9,663	9,714	3.9655
Series C convertible preferred stock (“Series C”)	February 2016	6,989,863	6,989,863	41,799	42,000	6.0087
Series D convertible preferred stock (“Series D”)	December 2018	2,176,297	2,176,297	40,305	40,500	18.6096
Total all series		22,057,133	22,014,263	$102,976	$103,461

Immediately prior to the closing of the IPO on December 17, 2019, all shares of outstanding convertible preferred stock automatically converted into an aggregate of 22,014,263 shares of Class A common stock. There was no convertible preferred stock outstanding at December 31, 2019.